S000057420 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	103 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	7.72%
Performance Inception Date			Jun. 06, 2017
Nuveen ESG International Developed Markets Equity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	29.87%	8.83%	8.21%
Performance Inception Date			Jun. 06, 2017
Nuveen ESG International Developed Markets Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent	29.35%	8.54%	7.90%
Performance Inception Date			Jun. 06, 2017
Nuveen ESG International Developed Markets Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	26.03%	7.31%	7.01%
Performance Inception Date			Jun. 06, 2017
Nuveen ESG International Developed Markets Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	17.73%	6.36%	6.13%
Performance Inception Date			Jun. 06, 2017